The net expense with pension and health plans is presented below: (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value1	$ 73	$ 142
Description of amounts of other assets used by entity included in fair value of plan assets1	253	491
Net costs	326	633
Defined benefit obligation at present value other	102	199
Defined benefit obligation at present value other1	210	416
Obligations with contribution for the revision of the lump sum death benefit	11	23
Net costs related to active employees other1	323	638
Petros renegotiated [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value1	9	17
Description of amounts of other assets used by entity included in fair value of plan assets1	111	216
Net costs	120	233
Defined benefit obligation at present value other	14	27
Defined benefit obligation at present value other1	102	203
Obligations with contribution for the revision of the lump sum death benefit	8	18
Net costs related to active employees other1	124	248
Petros non renegotiated [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value1	2	3
Description of amounts of other assets used by entity included in fair value of plan assets1	36	71
Net costs	38	74
Defined benefit obligation at present value other	2	4
Defined benefit obligation at present value other1	39	78
Obligations with contribution for the revision of the lump sum death benefit	3	5
Net costs related to active employees other1	44	87
Pension plans petros two [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value1	5	10
Description of amounts of other assets used by entity included in fair value of plan assets1	4	7
Net costs	9	17
Defined benefit obligation at present value other	15	30
Defined benefit obligation at present value other1	4	7
Net costs related to active employees other1	19	37
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value1	57	112
Description of amounts of other assets used by entity included in fair value of plan assets1	102	197
Net costs	159	309
Defined benefit obligation at present value other	71	138
Defined benefit obligation at present value other1	64	127
Net costs related to active employees other1	135	265
Other plans [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value other1	1	1
Net costs related to active employees other1	$ 1	$ 1